SCHWAB STRATEGIC TRUST

Schwab® Crypto Thematic ETF

(the fund)

Supplement dated July 13, 2026, to the fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

_________________________________________

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with these documents.

On or about July 28, 2026, the fund’s name will change from Schwab Crypto Thematic ETF to Schwab Crypto Thematic Natural Language Processing ETF.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG130708-00 (07/26)

00325279